OTHER NONCURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
OTHER NONCURRENT LIABILITIES
OTHER NONCURRENT LIABILITIES

13. OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities at December 31, 2016 and 2015 consisted of the following (dollars in millions):

	December 31,
	2016	2015
Pension liabilities	$266	$233
Employee benefit accrual	5	5
Asset retirement obligations	26	26
Other postretirement benefits	3	5
Environmental reserves	12	11
Restructuring and plant closing costs	7	7
Other	5	7
Total	$324	$294